Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt

The Centuri secured revolving credit and term loan facility and Centuri other debt obligations (not actively traded) are categorized as Level 3, based on significant unobservable inputs to their fair values. Because Centuri’s debt is not publicly traded, fair values for the secured revolving credit and term loan facility and other debt obligations were based on a conventional discounted cash flow methodology and utilized current market pricing yield curves, across Centuri’s debt maturity spectrum, of other industrial bonds with an assumed credit rating comparable to the Company’s.

	December 31, 2017		December 31, 2016
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Southwest Gas Corporation:
Debentures:
Notes, 4.45%, due 2020	$125,000	$129,273	$125,000	$129,703
Notes, 6.1%, due 2041	125,000	158,304	125,000	149,734
Notes, 3.875%, due 2022	250,000	256,163	250,000	254,900
Notes, 4.875%, due 2043	250,000	283,243	250,000	266,793
Notes, 3.8%, due 2046	300,000	302,970	300,000	283,029
8% Series, due 2026	75,000	96,063	75,000	94,691
Medium-term notes, 7.59% series, due 2017	—	—	25,000	25,040
Medium-term notes, 7.78% series, due 2022	25,000	28,714	25,000	29,290
Medium-term notes, 7.92% series, due 2027	25,000	31,542	25,000	31,905
Medium-term notes, 6.76% series, due 2027	7,500	8,882	7,500	8,769
Unamortized discount and debt issuance costs	(9,350)		(9,931)

	1,173,150		1,197,569

Revolving credit facility and commercial paper	150,000	150,000	5,000	5,000

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Unamortized discount and debt issuance costs	(2,119)		(2,489)

	197,881		197,511

Less: current maturities	—		(25,000)

Long-term debt, less current maturities – Southwest Gas Corporation	$1,521,031		$1,375,080

Centuri:
Centuri term loan facility	199,578	207,588	$106,700	106,819
Unamortized debt issuance costs	(1,111)		(516)

	198,467		106,184
Centuri secured revolving credit facility	56,472	56,525	41,185	41,292
Centuri other debt obligations	47,952	48,183	52,635	52,840
Less: current maturities	(25,346)		(25,101)

Long-term debt, less current maturities – Centuri	$277,545		$174,903

Consolidated Southwest Gas Holdings, Inc.:
Southwest Gas Corporation long-term debt	$1,521,031		$1,400,080
Centuri long-term debt	302,891		200,004
Less: current maturities	(25,346)		(50,101)

Long-term debt, less current maturities – Southwest Gas Holdings, Inc.	$1,798,576		$1,549,983

Summary of Effective Interest Rates on Variable-Rate IDRBs

The effective interest rates on Southwest’s variable-rate IDRBs are included in the table below:

	December 31, 2017	December 31, 2016
2003 Series A	2.44%	1.47%
2008 Series A	2.59%	1.53%
2009 Series A	2.40%	1.43%
Tax-exempt Series A	2.56%	1.51%

Estimated Maturities of Long-Term Debt

Estimated maturities of long-term debt for the next five years are (in thousands):

	Southwest	Centuri	Total
2018	$—	$25,346	$25,346
2019	—	26,707	26,707
2020	125,000	27,955	152,955
2021	—	25,140	25,140
2022	425,000	194,577	619,577